Schedule of Key Inputs into Monte Carlo Simulation (Details)	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Oct. 22, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial measurement inputs, expected term remaining (years)	4 years 3 months 21 days	4 years 9 months 21 days	5 years
Closing common stock price on the measurement date	$ 1.45	$ 7.81	$ 8.44
Risk-Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial measurement inputs	0.03	0.0124	0.0122
Implied Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial measurement inputs	0.73	0.43	0.255